Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Income Statement [Abstract]
Net sales	$ 285,826	$ 301,637	$ 281,165
Cost of sales	176,439	183,832	166,498
Gross profit	109,387	117,805	114,667
Selling, general and administrative expenses	91,125	103,735	105,512
Restructuring charges	754	2,604
Depreciation and amortization	5,229	5,932	5,426
Gain on sale of assets	(3,229)
Impairment of long-lived assets		238
Total operating expenses	93,879	112,509	110,938
Operating income	15,508	5,296	3,729
Interest and other financing costs	10,020	11,285	9,512
Debt extinguishment charges		2,643
Income (loss) before income taxes	5,488	(8,632)	(5,783)
Income tax expense	50		18
Net income (loss)	$ 5,438	$ (8,632)	$ (5,801)
Weighted average common shares outstanding:
Basic	17,961	17,937	16,617
Diluted	17,961	17,937	16,617
Net income (loss) per share:
Basic	$ 0.30	$ (0.48)	$ (0.35)
Diluted	$ 0.30	$ (0.48)	$ (0.35)